DEBT (Details 10) (11.5% Senior Unsecured Notes due 2020, USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Oct. 15, 2012
Components of long-term debt
Note issued, amount			$ 1,000
Note issued, interest rate	11.50%	11.50%	11.50%
Threshold percentage for debt that must remain after each redemption		50.00%
Prior to October 15, 2016
Components of long-term debt
Optional prepayment price percentage		100.00%
2016
Components of long-term debt
Optional prepayment price percentage		105.75%
2017
Components of long-term debt
Optional prepayment price percentage		102.875%
2018 and thereafter
Components of long-term debt
Optional prepayment price percentage		100.00%
Prior to October15, 2015
Components of long-term debt
Percentage limit on amount that can be redeemed		35.00%
Prepayment percentage price as a percent of the principal, with proceeds from certain equity offerings		111.50%